Crypto Assets - Schedule of Movement of Crypto Assets (Detail) - 12 months ended Mar. 31, 2026 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Crypto Assets [Abstract]
Begining Balance	¥ 0
Purchase of crypto assets	8,432
Sales of crypto assets	(1)
Losses in net income	(3,789)
Effect of exchange rate changes	49
Ending Balance	¥ 4,691	$ 680